Segment analysis - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
Non-current assets	$ 3,664	$ 3,217
U.S.
Disclosure of operating segments [line items]
Percent of non-current assets	39.00%	31.00%
Revenue	$ 1,727	$ 1,449	1,361
Germany
Disclosure of operating segments [line items]
Percent of non-current assets	13.00%	13.00%
Brazil
Disclosure of operating segments [line items]
Percent of non-current assets	13.00%	13.00%
Revenue	$ 439	$ 352	370
U.K
Disclosure of operating segments [line items]
Percent of non-current assets	11.00%	12.00%
Revenue	$ 396	$ 359	341
Luxembourg
Disclosure of operating segments [line items]
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 0